Expense Example - PIMCO RAE Global ex-US Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	57	300	563	1,313	67	332	616	1,428	464	769	1,096	2,020